PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	$ 21,221,905	$ 18,459,400
Additions	2,012,326	1,789,606
Acquisitions		3,017,107
Impairment loss		(366,113)
Disposals	(42,786)	(39,248)
Amortization	(1,724,946)	(1,638,847)
Property, plant and equipment at end of period	21,466,499	21,221,905
Additions of right-of-use assets for lease arrangements	23,726	50,644
Gain (loss) on disposal of property, plant and mine development	(37,669)	(26,759)
Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	9,899,508	9,668,305
Additions	429,239	408,439
Acquisitions		749,498
Impairment loss		(282,030)
Disposals	(9,328)
Amortization	(715,100)	(648,052)
Transfers between categories		3,348
Property, plant and equipment at end of period	9,604,319	9,899,508
Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	7,269,861	6,254,428
Additions	486,746	419,072
Acquisitions		946,754
Disposals	(33,458)	(39,248)
Amortization	(751,404)	(757,949)
Transfers between categories	495,419	446,804
Property, plant and equipment at end of period	7,467,164	7,269,861
Additions of right-of-use assets for lease arrangements	23,700	50,600
Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	4,052,536	2,536,667
Additions	1,096,341	962,095
Acquisitions		1,320,855
Impairment loss		(84,083)
Amortization	(258,442)	(232,846)
Transfers between categories	(495,419)	(450,152)
Property, plant and equipment at end of period	4,395,016	4,052,536
Assets under construction
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	868,700
Property, plant and equipment at end of period	697,500	868,700
Cost
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	32,470,421
Property, plant and equipment at end of period	34,324,889	32,470,421
Cost | Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	14,359,568
Property, plant and equipment at end of period	14,779,479	14,359,568
Cost | Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	12,458,000
Property, plant and equipment at end of period	13,291,636	12,458,000
Cost | Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	5,652,853
Property, plant and equipment at end of period	6,253,774	5,652,853
Accumulated amortization and impairments
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(11,248,516)
Property, plant and equipment at end of period	(12,858,390)	(11,248,516)
Accumulated amortization and impairments | Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(4,460,060)
Property, plant and equipment at end of period	(5,175,160)	(4,460,060)
Accumulated amortization and impairments | Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(5,188,139)
Property, plant and equipment at end of period	(5,824,472)	(5,188,139)
Accumulated amortization and impairments | Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(1,600,317)
Property, plant and equipment at end of period	$ (1,858,758)	$ (1,600,317)